IR PASS-THROUGH CORP.
                                                      c/o Wexford Management LLC
                                                          411 West Putnam Avenue
                                                             Greenwich, CT 06830
                                                                  (203) 862-7000
                                                             Fax: (203) 862-7461

                                                           Writer's Direct Dial:
                                                                        862-7000







Integrated ARROs Fund II (the "Fund")

August, 1997

Dear Unitholder:

Enclosed for your review are the Fund's unaudited financial statements as of June 30, 1997. As you are aware, the Funds' investments are passive in nature and consist of interest-bearing payment obligations which originated from a series of net lease real estate partnerships. As such, the primary source of payment for these obligations is the lease payments received from the partnership's corporate tenants. We are pleased to report that all tenant obligations continue to be met and, on an overall basis, the credit ratings of these tenants have not materially changed since the initial offering of the Units.

As previously reported, the Fund has made arrangements with Royal Alliance Associates (212-551-5100) to act as a market maker and with DCC Securities Corp. (212-527-0220) to facilitate trading, as a broker, between buyers and sellers of Units. Please contact these firms directly if you have any questions regarding such activities.

If you have any specific questions regarding your holdings in the Fund, please call the Trustee, IFTC at 800-874-6205.

Sincerely,


Integrated ARROs Fund II
By: IR Pass-through Corp., Sponsor

                            Integrated ARROs Fund II
                       Statement of Assets and Liabilities
                                  June 30, 1997
                                   (unaudited)



Assets

Cash ........................................................        $   300,502

Investments in payment obligations, at
       minimum termination value (cost $7,446,008) ..........         12,844,087
                                                                     -----------

Total assets ................................................         13,144,589

Liabilities

Distributions payable .......................................            300,431
                                                                     -----------

Net Assets ..................................................        $12,844,158
                                                                     ===========

Net Asset Value per unit (7,446 units
outstanding) ................................................        $  1,724.97
                                                                     ===========








                        See notes to financial statements

                            Integrated ARROs Fund II
                             Statement of Operations
                         Six Months Ended June 30, 1997
                                   (unaudited)



Investment income:

Interest and discount earned                                          $  699,259
                                                                      ==========




















                        See notes to financial statements

                            Integrated ARROs Fund II
                       Statement of Changes in Net Assets
                         Six Months Ended June 30, 1997
                                   (unaudited)



Increase in net assets from operations:

Net investment income ......................................       $    699,259
                                                                   ------------

Net increase in net assets resulting from operations .......            699,259

Total declared as distributions to Unitholders .............           (357,975)
                                                                   ------------

Net increase in net assets .................................            341,284

Net assets:

Beginning of period ........................................         12,502,874
                                                                   ------------

End of period ..............................................       $ 12,844,158
                                                                   ============





















                        See notes to financial statements

                            Integrated ARROs Fund II
                          Notes to Financial Statements



1.       ORGANIZATION

         The accompanying unaudited financial statements, notes and discussions should be read in conjunction with the audited financial statements, related notes and discussions contained in the Form N-SAR Semi-Annual Report for the year ended December 31, 1996, which is herein incorporated by reference.

         The financial information contained herein is unaudited; however, in the opinion of management, all adjustments necessary for a fair presentation of such financial information have been included. All of the aforementioned adjustments are of a normal recurring nature and there have not been any non-recurring adjustments included in the results reported for the current period. Integrated ARROs Fund II (the "Fund") is a grantor trust created under the laws of the State of New
         York and registered under the Investment Company Act of 1940 as a closed-end, non-diversified management investment company.

2.       SIGNIFICANT ACCOUNTING POLICIES

         Security Valuation

         The Payment Obligations are valued at the lower of fair market value (as determined by the Board of Directors of the Sponsor) or Minimum Termination Amount (as defined in the Trust Indenture).

         Federal Income Taxes

         The Fund is classified as a grantor trust. As a consequence, the Fund is not subject to Federal Income Taxation.

3.       CONFLICTS OF INTEREST

         Entities  directly  or  indirectly  owned  by  former  officers  and/or directors of IR-Pass Through Corporation (the "Sponsor") and/or Integrated Resources Inc. ("Integrated ") or its post-bankruptcy successor, Presidio Capital Corp. ("Presidio") are the general partners of the underlying net lease partnerships from which the payment obligations are due (the "Partnerships"). Such general partners have a fiduciary responsibility to make decisions which are in the best interest of their respective Partnership. There may be circumstances in which such general partners may make decisions on behalf of the Partnerships which could conflict with or have an adverse effect on the rights of unitholders of the Fund. Although the Partnerships must comply with the terms of the Payment Obligations, there can be no assurance that the decisions of the general partners on behalf of the Partnerships would not adversely affect the value of the units and/or the ability of the Partnerships to fulfill their obligations under the Payment Obligations.

         Subject to the rights of the Unitholders under the Trust Indenture, Presidio is responsible for the administration of the Fund through its indirect ownership of all of the shares of the Sponsor. Wexford Management LLC ("Wexford") provides administrative services to Presidio, who provides services for the Fund.

4.       COMMITMENTS AND CONTINGENCIES

         The Sponsor will bear all costs of administering the Fund through the period in which the Fund will be receiving only primary term payments. However, upon the period when the Fund begins receiving renewal term payments, the Fund shall bear a portion of such costs equal to the percentage of the renewal term payments received by the Fund in such year to all of the payments received by the Fund in such year.

         Based on a present value estimate of legal, accounting, trustee fees, and printing and mailing costs, the Sponsor projected at the time of the settlement of the Sponsor's claim in Integrated's bankruptcy in 1994, that the $450,000 received by the Sponsor would enable the Sponsor to meet its obligations to the Fund, and its similar obligations to Fund I, through approximately the year 2000. However, at that time there was no assurance that the $450,000 paid by Integrated, plus any interest accrued (the "Settlement Fund"), would in fact be sufficient to fund the Sponsor's obligations through the year 2000. As of June 30, 1997, approximately $70,000 remained of the original Settlement Fund. It was also projected at the time of the settlement, that in the year 2000 the securities held by the Fund would begin to generate cash which could be used to administer the Fund. There can be no assurance that such cash will be generated or that the remaining amount of the Settlement Fund will be sufficient to fund the Sponsor's obligations throught the year 2000.

5.       DISTRIBUTION PAYABLE

         The Sponsor declared a $300,431 ($40.35 per unit ) distribution payable to unitholders of record as of June 30, 1997. Such distribution was paid on July 15, 1997.

                            Integrated ARROs Fund II
 Schedule of Selected Per Unit Operating Performance, Ratios and Supplemental Data


                                                        Six Months Ended       Year Ended
                                                         June 30, 1997     December 31, 1996
                                                           (unaudited)          (audited)

Per Unit Operating Performance

Net asset value, beginning of period ...............     $     1,379.14      $     2,690.44

Net investment income ..............................              93.91              295.66

Distributions from net investment income ...........             (48.08)          (1,306.96)
                                                         --------------      --------------

Net asset value, end of period .....................     $     1,724.97      $     1,679.14
                                                         ==============      ==============

Total investment return ............................     $        93.91      $       295.66
                                                         ==============      ==============


Ratios/Supplemental Data

Net assets, end of period ..........................   $     12,844,158      $   12,502,874

Ratio of expenses to average net assets ............                N/A                 N/A

Ratio of net investment income to average net assets               5.50%(1)           13.53%

Portfolio turnover rate ............................                N/A                 N/A



--------
(1)     Not annualized.

                                                      Integrated ARROs Fund II
                                                  Schedule of Portfolio Investments
                                                            June 30, 1997
Partnership/
Date Payment                                                                              Original         Simple
 Obligation                                     Property                 Type of         Principal        Interest        Accrued
  Incurred        Lessee                        Location                 property          Amount           Rate         Interest
-----------------------------------------------------------------------------------------------------------------------------------
Bradall         Albertson's         Boise, ID                       Department          $1,940,000        16.500%      $ 4,657,000
12/16/82        Inc.                Snohomish, WA                   Stores
                                    Las Cruces, NM
                                    Sioux Falls, SD
                                    Bradenton, FL


Dalhill         The Kroger          Houston, TX                     Supermarkets         1,485,000        19.625%        4,507,000
01/15/82        Company             Dallas, TX
                                    Columbus, OH
                                    Cincinnati, OH
                                    Louisville, KY (2)


Trefar          Xerox               Freemont, CA (3)                Manufacturing/               0        17.000%                0
07/14/81        Corporation                                         Warehouse/
(amended                                                            Distribution
03/31/84)                                                           Facility


Walmad          Walgreen            Windsor, WI                     Warehouse/           1,500,000        18.500%        4,261,000
02/25/82        Company                                             Distribution
                                                                    Facility



Zebon (4)       The Dow             Creole, AL                      Plant                        0        15.125%                0
05/01/83        Chemical            Prudhoe Bay Station, AK         Facilities
                Company             Mt. Pleasant, MI
                                    Hebron, OH
                                    Kellyville, OK
                                    Tulsa, OK
                                    Bryan, TX
                                    Levelland, TX
                                                                                        ==========                     ===========
                                                                                        $4,925,000                     $13,425,000
                                                                                        ==========                     ===========


(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) Property sold August 26, 1996 and payment obligation satisfied.
(4) All properties sold December 2, 1996 and payment obligation satisfied.

                                                      Integrated ARROs Fund II
                                           Schedule of Portfolio Investments -- Continued
                                                           June 30, 1997

Partnership                                                                  Discount To
Date Payment                                                                  Arrive at             Periodic             Minimum
 Obligation                              Property             Type of     Minimum Termination     Payment During       Termination
  Incurred     Lessee                    Location             property         Amount            Primary Term (1)         Amount
------------------------------------------------------------------------------------------------------------------------------------
Bradall       Albertson's    Boise, ID                   Department          $1,957,159       7/1/98-1/1/08            $ 4,639,841
12/16/82      Inc.           Snohomish, WA               Stores                                $387,871/semi.
                             Las Cruces, NM
                             Sioux Falls, SD
                             Bradenton, FL


Dalhill       The Kroger     Houston, TX                 Supermarkets         1,629,819        1/31/97-12/31/06           4,362,181
01/15/82      Company        Dallas, TX                                                              $57,242/mo.
                             Columbus, OH
                             Cincinnati, OH
                             Louisville, KY (2)


Trefar        Xerox          Freemont, CA (3)            Manufacturing/               0        11/1/97-10/1/07                    0
07/14/81      Corporation                                Warehouse/                                 $70,823/mo.
(amended                                                 Distribution
03/31/84)                                                Facility


Walmad        Walgreen       Windsor, WI                 Warehouse/           1,918,935        4/1/97-3/1/02              3,842,065
02/25/82      Company                                    Distribution                           $23,125/mo.;
                                                         Facility                              4/1/02-3/1/07
                                                                                                $92,551/mo.


Zebon (4)     The Dow        Creole, AL                  Plant                        0        12/1/98-6/1/03                     0
05/01/83      Chemical       Prudhoe Bay Station, AK     Facilities                            $558,719/semi. (3)
              Company        Mt. Pleasant, MI
                             Hebron, OH
                             Kellyville, OK
                             Tulsa, OK
                             Bryan, TX
                             Levelland, TX
                                                                             ==========                                 ===========
                                                                             $5,505,913                                 $12,844,087
                                                                             ==========                                 ===========

(1) Primary Term of the applicable net lease.
(2) Two properties.
(3) Property sold August 26, 1996 and payment obligation satisfied.
(4) All properties sold December 2, 1996 and payment obligation satisfied.

                       INTEGRATED ARROS II -- SCHEDULE OF ACCRUED INTEREST ON OUTSTANDING PAYMENT OBLIGATIONS
                                              JANUARY 1, 1997 THROUGH JUNE 30, 1997

   DATE          AMOUNT           DATE          AMOUNT          DATE           AMOUNT          DATE           AMOUNT
01-Jan-97      12,986,359      23-Feb-97      13,114,747      16-Apr-97      13,243,137      08-Jun-97      13,371,526
02-Jan-97      12,988,782      24-Feb-97      13,117,171      17-Apr-97      13,245,559      09-Jun-97      13,373,948
03-Jan-97      12,991,204      25-Feb-97      13,119,593      18-Apr-97      13,247,982      10-Jun-97      13,376,370
04-Jan-97      12,993,627      26-Feb-97      13,122,015      19-Apr-97      13,250,404      11-Jun-97      13,378,793
05-Jan-97      12,996,049      27-Feb-97      13,124,438      20-Apr-97      13,252,827      12-Jun-97      13,381,215
06-Jan-97      12,998,472      28-Feb-97      13,126,860      21-Apr-97      13,255,249      13-Jun-97      13,383,638
07-Jan-97      13,000,894      29-Feb-97      13,129,283      22-Apr-97      13,257,671      14-Jun-97      13,386,060
08-Jan-97      13,003,316      01-Mar-97      13,131,705      23-Apr-97      13,260,094      15-Jun-97      13,388,483
09-Jan-97      13,005.739      02-Mar-97      13,134,128      24-Apr-97      13,262,516      16-Jun-97      13,390,905
10-Jan-97      13,008,161      03-Mar-97      13,136,550      25-Apr-97      13,264,939      17-Jun-97      13,393,327
11-Jan-97      13,010,584      04-Mar-97      13,138,972      26-Apr-97      13,267,361      18-Jun-97      13,395,750
12-Jan-97      13,013,006      05-Mar-97      13,141,395      27-Apr-97      13,269,784      19-Jun-97      13,398,172
13-Jan-97      13,015,429      06-Mar-97      13,143,817      28-Apr-97      13,272,206      20-Jun-97      13,400,595
14-Jan-97      13,017,851      07-Mar-97      13,146,240      29-Apr-97      13,274,628      21-Jun-97      13,403,017
15-Jan-97      13,020,273      08-Mar-97      13,148,662      30-Apr-97      13,277,051      22-Jun-97      13,405,440
16-Jan-97      13,022,696      09-Mar-97      13,151,085      01-May-97      13,279,473      23-Jun-97      13,407,862
17-Jan-97      13,025,118      10-Mar-97      13,153,507      02-May-97      13,281,896      24-Jun-97      13,410,284
18-Jan-97      13,027,541      11-Mar-97      13,155,929      03-May-97      13,284,318      25-Jun-97      13,412,707
19-Jan-97      13,029,963      12-Mar-97      13,158,352      04-May-97      13,286,741      26-Jun-97      13,415,129
20-Jan-97      13,032,386      13-Mar-97      13,160,774      05-May-97      13,289,163      27-Jun-97      13,417,552
21-Jan-97      13,034,808      14-Mar-97      13,163,197      06-May-97      13,291,585      28-Jun-97      13,419,974
22-Jan-97      13,037,230      15-Mar-97      13,165,619      07-May-97      13,294,008      29-Jun-97      13,422,397
23-Jan-97      13,039,653      16-Mar-97      13,168,042      08-May-97      13,296,430      30-Jun-97      13,424,819
24-Jan-97      13,042,075      17-Mar-97      13,170,464      09-May-97      13,298,853
25-Jan-97      13,044,498      18-Mar-97      13,172,886      10-May-97      13,301,275
26-Jan-97      13,046,920      19-Mar-97      13,175,309      11-May-97      13,303,698
27-Jan-97      13,049,343      20-Mar-97      13,177,731      12-May-97      13,306,120
28-Jan-97      13,051,765      21-Mar-97      13,180,154      13-May-97      13,308,542
29-Jan-97      13,054,187      22-Mar-97      13,182,576      14-May-97      13,310,965
30-Jan-97      13,056,610      23-Mar-97      13,184,999      15-May-97      13,313,387
31-Jan-97      13,059,032      24-Mar-97      13,187,421      16-May-97      13,315,810
01-Feb-97      13,061,455      25-Mar-97      13,189,843      17-May-97      13,318,232
02-Feb-97      13,063,877      26-Mar-97      13,192,266      18-May-97      13,320,655
03-Feb-97      13,066,300      27-Mar-97      13,194,688      19-May-97      13,323,077
04-Feb-97      13,068,722      28-Mar-97      13,197,111      20-May-97      13,325,499
05-Feb-97      13,071,144      29-Mar-97      13,199,533      21-May-97      13,327,922
06-Feb-97      13,073,567      30-Mar-97      13,201,956      22-May-97      13,330,344
07-Feb-97      13,075,989      31-Mar-97      13,204,378      23-May-97      13,332,767
08-Feb-97      13,078,412      01-Apr-97      13,206,800      24-May-97      13,335,189
09-Feb-97      13,080,834      02-Apr-97      13,209,223      25-May-97      13,337,612
10-Feb-97      13,083,257      03-Apr-97      13,211,645      26-May-97      13,340,034
11-Feb-97      13,085,679      04-Apr-97      13,214,068      27-May-97      13,342,456
12-Feb-97      13,088,101      05-Apr-97      13,216,490      28-May-97      13,344,879
13-Feb-97      13,090,524      06-Apr-97      13,218,913      29-May-97      13,347,301
14-Feb-97      13,092,946      07-Apr-97      13,221,335      30-May-97      13,349,724
15-Feb-97      13,095,369      08-Apr-97      13,223,757      31-May-97      13,352,146
16-Feb-97      13,097,791      09-Apr-97      13,226,180      01-Jun-97      13,354,569
17-Feb-97      13,100,214      10-Apr-97      13,228,602      02-Jun-97      13,356,991
18-Feb-97      13,102,636      11-Apr-97      13,231,025      03-Jun-97      13,359,413
19-Feb-97      13,105,058      12-Apr-97      13,233,447      04-Jun-97      13,361,836
20-Feb-97      13,107,481      13-Apr-97      13,235,870      05-Jun-97      13,364,258
21-Feb-97      13,109,903      14-Apr-97      13,238,292      06-Jun-97      13,366,681
22-Feb-97      13,112,326      15-Apr-97      13,240,714      07-Jun-97      13,369,103